Research and Development Expenses	12 Months Ended
Dec. 31, 2019
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES
NOTE 18 -	RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands

Payroll and related expenses	1,483	1,632	919
Share-based payment	6	13	103
Subcontractors	668	421	377
Other	328	348	209
	2,485	2,414	1,608